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                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES

Report  for  six  month  period  ending:             (a)
               or  fiscal  year  ending: 12/31/11    (b)

Is  this  a  transition  report?  (Y/N) N
                                       ---

Is this an amendment to a previous filing? (Y/N) N
                                                ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I

   B. File  Number: 811-03542

   C. Telephone Number: (860) 562-1000

2. A. Street: 100 Bright Meadow Boulevard

   B. City: Enfield C. State: CT D. Zip Code: 06082 E. Zip Ext.:

   E. Foreign Country:

3. Is this the first filing on this form by Registrant? (Y/N)                N
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4. Is this the last filing on this form by Registrant? (Y/N)                 N
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5. Is Registrant a small business investment company (SBIC)?  (Y/N)          N
                                                                            ---
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                        Y
                                                                            ---
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A.Is Registrant a series or multiple portfolio company? (Y/N)             N
                                                                            ---
   [If answer is "N" (No), go to item 8.]

   B.How many separate series or portfolios did Registrant have at the end of the period? _______________________________________________________

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For period ending 12-31-11                          If filing more than one
File number 811-03542                               Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111. A. [/]Depositor Name:

     B. [/] File Number (If any):

     C. [/] City:______________ State:____________ Zip Code:__________Zip Ext.:

        [/] Foreign Country:______________________________ Foreign Postal Code:

111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C. [/] City:______________ State:____________ Zip Code:_________ Zip Ext.:

        [/] Foreign Country:______________________________ Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:______________ State:____________ Zip Code:_________ Zip Ext.:

        [/] Foreign Country:______________________________ Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:_____________ State:_____________ Zip Code:_________ Zip Ext.:

        [/] Foreign Country:_______________________________ Foreign Postal Code:

For period ending 12-31-11                              If filing more than one
File number 811-03542                                   Page 48, "X" box: [ ]

113. A. [/] Trustee Name:

     B. [/] City:____________ State:_____________ Zip Code:__________ Zip Ext.:

        [/] Foreign Country:______________________________ Foreign Postal Code:

113. A. [/] Trustee Name:

     B. [/] City:____________ State:____________ Zip Code:___________ Zip Ext.:

        [/] Foreign Country:______________________________ Foreign Postal Code:

114. A. [/] Principal Underwriter Name: MML Investors Services, LLC

     B. [/] File Number:

     C. [/] City:_____________ State:___________ Zip Code:___________ Zip Ext.:

        [/] Foreign Country:______________________________ Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B. [/] File Number:

     C. [/] City:____________ State:___________ Zip Code:____________ Zip Ext.:

        [/] Foreign Country:______________________________ Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B. [/] City:____________ State:___________ Zip Code:____________ Zip Ext.:

        [/] Foreign Country:______________________________ Foreign Postal Code:

115. A. [/]Independent Public Accountant Name:

     B. [/] City:____________ State:___________ Zip Code:____________ Zip Ext.:

        [/] Foreign Country:______________________________ Foreign Postal Code:

For period ending 12-31-11                          If filing more than one
File number 811-03542                               Page 49, "X" box: [ ]

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)   Y/N

     B. [/] Identify the family in 10 letters:

     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?(Y/N)  Y/N

            If answer is "Y" (Yes),are any of the following types of contracts funded by the Registrant?

     B. [/] Variable annuity contracts? (Y/N)                               Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)                Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)                 Y/N

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933 (Y/N)                                    Y/N

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ________________

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _______

120.[/] State the total value of the portfolio securities on the date of
deposit for the new series included in item 119 ($000's omitted)             $

121.[/] State the number of series for which a current prospectus was in existence at the end of the period _______________________________________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _____________________________

For period ending 12-31-11                            If filing more than one
File  number  811-03542                               Page 50, "X" box: [ ]

123. [/] State the total value of the additional units considered in answering
item 122 ($000's omitted)                                              $ 54,570

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
($000's omitted)                                                       $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
Registrant ($000's  omitted)                                           $  1,116

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
portfolio of a subsequent series.) ($000's  omitted)                   $    -0-

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                                 Total Income
                                                                          Number of Series     Total Assets      Distributions
                                                                             Investing       ($000's omitted)   ($000's omitted)
                                                                          ----------------   ----------------   ----------------
A.  U.S. Treasury direct issue                                            $_______________   $_______________
B.  U.S. Government agency                                                $_______________   $_______________
C.  State and municipal tax-free                                          $_______________   $_______________
D.  Public Utility debt                                                   $_______________   $_______________
E.  Brokers or dealers debt or debt of brokers' or dealers' parent        $_______________   $_______________
F.  All other corporate intermed.& long term debt                         $_______________   $_______________
G.  All other corporate short-term debt                                   $_______________   $_______________
H.  Equity securities of brokers dealers or parents of brokers
    or dealers                                                            $_______________   $_______________
I.  Investment company equity securities                                  $_______________   $_______________
J.  All other equity securities                                                          1   $        585,384   $
K.  Other securities                                                      $_______________   $_______________
L.  Total assets of all series of registrant                                             1   $        585,400   $

For period ending 12-31-11                          If filing more than one
File number 811-03542                               Page 51, "X" box: [ ]

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period
insured or guaranteed by an entity other than the issuer? (Y/N)            Y/N

     [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
period? (Y/N)                                                              Y/N

     [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance
or guarantees? (Y/N)                                                       Y/N

131. [/] Total expenses incurred by all series of Registrant during the current
reporting  period  ($000's  omitted)                                   $  3,179

132 [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811.             811.                811.                811.              811.
811.             811.                811.                811.              811.
811.             811.                811.                811.              811.
811.             811.                811.                811.              811.
811.             811.                811.                811.              811.
811.             811.                811.                811.              811.
811.             811.                811.                811.              811.
811.             811.                811.                811.              811.
811.             811.                811.                811.              811.

133. If the Registrant has divested itself of securities in accordance with
Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

     A. Name of the issuer;

     B. Exchange ticker symbol;

     C. CUSIP number;

     D. Total number of shares or, for debt securities, principal amount divested;

     E. Date(s) that the securities were divested; and

     F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

     G. Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

                                 SIGNATURE PAGE

This report is signed on behalf of the registrant.

City of:   Springfield           State of:  MA           Date: February 27,2012

Name of Registrant:      MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I

By: /s/ Norman A. Smith                   Witness: /s/ Gail I. Hebert
    ---------------------------                    ----------------------------
    Norman A. Smith                                Gail I. Hebert
    Senior Vice President & Controller             Executive Assistant